Acquisitions and Divestitures (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net operating revenues and income from discontinued operations
Net operating revenues									$ 144,546	$ 305,562	$ 348,796
(Loss) income from operations of entities sold before income taxes									(12,390)	(10,460)	1,492
Impairment of hospitals sold									(51,695)
Loss on sale, net									(4,301)		(644)
(Loss) income from discontinued operations before income taxes									(68,386)	(10,460)	848
(Benefit from) provision for income taxes									(10,115)	(3,688)	282
(Loss) income from discontinued operations, net of taxes	$ (2,495)	$ (3,169)	$ (39,327)	$ (13,280)	$ (2,219)	$ (3,155)	$ (2,037)	$ 639	$ (58,271)	$ (6,772)	$ 566